Assets not freely disposable (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Assets Not Freely Disposable [Abstract]
Summary of Assets Not Freely Disposable
Assets not freely disposable
	2018	2017
Banks
– Cash and balances with central banks	1,471	1,569
– Loans and advances to banks	4,373	3,730
Financial assets at fair value through profit or loss	1,620	1,072
Financial assets at fair value through OCI	421	n/a
Securities at amortised cost	769	n/a
Investments	n/a	885
Loans and advances to customers	74,352	76,083
Other assets	734	813
	83,740	84,152